Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2005 Fund—Advisor Class

T. Rowe Price Target Retirement 2010 Fund—Advisor Class

T. Rowe Price Target Retirement 2015 Fund—Advisor Class

T. Rowe Price Target Retirement 2020 Fund—Advisor Class

T. Rowe Price Target Retirement 2025 Fund—Advisor Class

T. Rowe Price Target Retirement 2030 Fund—Advisor Class

T. Rowe Price Target Retirement 2035 Fund—Advisor Class

T. Rowe Price Target Retirement 2040 Fund—Advisor Class

T. Rowe Price Target Retirement 2045 Fund—Advisor Class

T. Rowe Price Target Retirement 2050 Fund—Advisor Class

T. Rowe Price Target Retirement 2055 Fund—Advisor Class

T. Rowe Price Target Retirement 2060 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2005 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2010 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2015 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2020 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2025 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2030 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2035 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2040 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2045 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2050 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2055 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi_SupplementTextBlock
T. Rowe Price Target Retirement 2060 Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.